SHARE-BASED COMPENSATION - Additional Information (Details) - Performance Stock Units - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense		$ 0	$ 0
Vesting period	4 years